Investment Property (Tables)	12 Months Ended
Dec. 31, 2020
Investment Property
Schedule of Changes in Investment Property

Changes in investment property included in non-current assets:	2020	2019
Balance, beginning of year	$38,205	$37,804
Change in fair value during the year	760	2,996
Disposals	(4,567)	—
Currency translation adjustments	2,510	(2,595)
Balance, end of year	$36,908	$38,205

Schedule of rental Income investment property

Years ended December 31:	2020	2019	2018
Rental income	$1,376	$1,652	$1,611
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	216	266	193